NET GAIN ON SECURITIES (Parenthetical) (Details) - Associates [member] - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains (losses) on disposals of investments	[1]	S/ 72,254	S/ 49,268	S/ 41,444
Entidad Prestadora de Salud [Member]
Gains (losses) on disposals of investments		S/ 50,400	S/ 37,200

[1]	It mainly includes the profit of its associated Entidad Prestadora de Salud for approximately S/50.4 million during the year 2018 (S/37.2 million in 2017).